Investment Objectives and Goals - BlackRock High Yield Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock High Yield Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock High Yield Portfolio (the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.